Average Annual Total Returns - Global Equity	Institutional 1 Year	Institutional 5 Year	Institutional SinceInception		Institutional Inception Date	Class I 1 Year	Class I 5 Year	Class I SinceInception		Class I Inception Date	Class I After Taxes on Distributions 1 Year	Class I After Taxes on Distributions 5 Year	Class I After Taxes on Distributions SinceInception		Class I After Taxes on Distributions Inception Date	Class I After Taxes on Distributions and Sale of Fund Shares 1 Year	Class I After Taxes on Distributions and Sale of Fund Shares 5 Year	Class I After Taxes on Distributions and Sale of Fund Shares SinceInception		Class I After Taxes on Distributions and Sale of Fund Shares Inception Date	Morgan Stanley Capital International ACWI Index (reflects no deductions for fees or expenses) 1 Year		Morgan Stanley Capital International ACWI Index (reflects no deductions for fees or expenses) 5 Year		Morgan Stanley Capital International ACWI Index (reflects no deductions for fees or expenses) SinceInception		Morgan Stanley Capital International ACWI Index (reflects no deductions for fees or expenses) Inception Date
Total	33.41%	14.15%	12.14%	[1]	Mar. 21, 2013	33.57%	14.26%	12.24%	[1]	Mar. 21, 2013	31.92%	13.00%	11.42%	[1]	Mar. 21, 2013	21.00%	11.27%	9.92%	[1]	Mar. 21, 2013	16.26%	[2]	12.26%	[2]	10.04%	[1],[2]	Mar. 21, 2013	[2]

[1]	The Institutional Class Shares and Class I Shares of the JOHCM Global Equity Fund commenced operations on March 22, 2013. Class II Shares have not commenced operations.
[2]	Index returns shown are net of withholding taxes.